Segment Information - Schedule of Capital Expenditures for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Capital Expenditures	$ 83,522	$ 47,380	$ 36,762
Operating Segment | West Segment
Segment Reporting Information [Line Items]
Capital Expenditures	44,952	22,812	4,682
Operating Segment | Midwest Segment
Segment Reporting Information [Line Items]
Capital Expenditures	9,115
Operating Segment | South Segment
Segment Reporting Information [Line Items]
Capital Expenditures	7,672	5,842	4,032
Operating Segment | East Segment
Segment Reporting Information [Line Items]
Capital Expenditures	10,155	18,491	26,556
Corporate
Segment Reporting Information [Line Items]
Capital Expenditures	$ 11,628	$ 235	$ 1,492